Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 943,398	¥ 1,005,133
Nonaccrual loans not requiring an allowance for credit losses	161,402	172,152
Loans held for sale placed on nonaccrual status	14,384	9,205
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	336,679	401,836
Nonaccrual loans not requiring an allowance for credit losses	103,914	99,657
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	202,085	246,675
Nonaccrual loans not requiring an allowance for credit losses	50,016	65,242
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	44,874	47,910
Nonaccrual loans not requiring an allowance for credit losses	4,177	3,962
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	70,093	67,159
Nonaccrual loans not requiring an allowance for credit losses	0	0
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	255,876	211,705
Nonaccrual loans not requiring an allowance for credit losses	3,286	3,286
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	33,791	29,848
Nonaccrual loans not requiring an allowance for credit losses	¥ 9	¥ 5